UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

American Customer Satisfaction ETF Tailored Shareholder Report

semi-annual Shareholder Report March 31, 2025 American Customer Satisfaction ETF Ticker: ACSI (Listed on CBOE BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the American Customer Satisfaction ETF (the "Fund") for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.acsietf.com. You can also request this information by contacting us at (800) 617-0004 or by writing the Fund at American Customer Satisfaction ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Customer Satisfaction ETF	$33	0.65%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of March 31, 2025)

Fund Size (Thousands)	$92,122
Number of Holdings	34
Total Advisory Fee Paid	$307,438
Portfolio Turnover	27%

Sector Breakdown
(% of Total Net Assets)

Communications
30.2%
Consumer, Cyclical
26.2%
Consumer, Non-cyclical
13.2%
Financial
13.0%
Technology
10.3%
Utilities
4.2%
Industrial
2.6%
Cash & Other
0.3%

What did the Fund invest in?

(as of March 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
Apple, Inc.	6.3
Coca-Cola Co.	4.5
Costco Wholesale Corp.	4.3
Meta Platforms, Inc.	4.2
Microsoft Corp.	4.0
JPMorgan Chase & Co.	3.9
Amazon.com, Inc.	3.9
AT&T, Inc.	3.8
T-Mobile US, Inc.	3.6
Alphabet, Inc.	3.6

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.acsietf.com.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

March 31, 2025 (Unaudited)

Tidal ETF Trust

American Customer Satisfaction ETF                             | ACSI         | Cboe BZX Exchange, Inc.

American Customer Satisfaction ETF

Schedule of Investments	American Customer Satisfaction ETF

March 31, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Airlines - 2.1%
Alaska Air Group, Inc. (a)	38,984	$1,918,792

Apparel - 2.1%
Skechers USA, Inc. - Class A (a)	33,708	1,913,940

Auto Manufacturers - 1.7%
Tesla, Inc. (a)	5,985	1,551,073

Banks - 7.6%
JPMorgan Chase & Co.	14,774	3,624,062
Regions Financial Corporation	153,681	3,339,488
		6,963,550

Beverages - 4.4%
Coca-Cola Co.	57,259	4,100,890

Computers - 6.3%
Apple, Inc.	26,185	5,816,474

Diversified Financial Services - 2.1%
Charles Schwab Corp.	24,350	1,906,118

Electric - 4.2%
Ameren Corporation	13,418	1,347,167
Entergy Corporation	15,505	1,325,522
Public Service Enterprise Group, Inc.	14,025	1,154,258
		3,826,947

Healthcare-Services - 6.1%
Humana, Inc.	10,582	2,799,997
UnitedHealth Group, Inc.	5,468	2,863,865
		5,663,862
Household Products/Wares - 2.7%
Clorox Co.	16,644	2,450,829

Insurance - 3.3%
Prudential Financial, Inc.	27,075	3,023,736

Internet - 17.2%
Alphabet, Inc. - Class C	21,404	3,343,947
Amazon.com, Inc. (a)	18,884	3,592,870
Chewy, Inc. - Class A (a)	65,049	2,114,743
Meta Platforms, Inc. - Class A	6,713	3,869,104
Netflix, Inc. (a)	3,173	2,958,918
		15,879,582

Lodging - 2.4%
Hilton Worldwide Holdings, Inc.	9,816	2,233,631

Retail - 17.9%
Costco Wholesale Corp.	4,201	3,973,222
O'Reilly Automotive, Inc. (a)	1,973	2,826,480
Texas Roadhouse, Inc.	13,264	2,210,180
TJX Cos., Inc.	19,678	2,396,780

The accompanying notes are an integral part of these financial statements.	1

Schedule of Investments	American Customer Satisfaction ETF

March 31, 2025 (Unaudited)

Ulta Beauty, Inc.(a)	5,649	2,070,585
Yum! Brands, Inc.	19,169	3,016,434
		16,493,681

Software - 4.0%
Microsoft Corp.	9,869	3,704,724

Telecommunications - 13.0%
AT&T, Inc.	122,541	3,465,460
Motorola Solutions, Inc.	4,541	1,988,095
T-Mobile US, Inc.	12,579	3,354,945
Verizon Communications, Inc.	70,297	3,188,672
		11,997,172

Transportation - 2.6%
FedEx Corp.	9,818	2,393,432
TOTAL COMMON STOCKS (Cost $80,303,740)		91,838,433

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.27%(b)	229,453	229,453
TOTAL SHORT-TERM INVESTMENTS (Cost $229,453)		229,453

TOTAL INVESTMENTS - 99.9% (Cost $80,533,193)		92,067,886
Other Assets in Excess of Liabilities - 0.1%		53,983
TOTAL NET ASSETS - 100.0%		$92,121,869

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

The accompanying notes are an integral part of these financial statements.	2

Statement of Assets and Liabilities	American Customer Satisfaction ETF

March 31, 2025 (Unaudited)

ASSETS:
Investments, at value (Note 2)	$92,067,886
Dividends receivable	104,506
Interest receivable	643
Total assets	92,173,035

LIABILITIES:
Payable to adviser (Note 4)	51,166
Total liabilities	51,166
NET ASSETS	$92,121,869

NET ASSETS CONSISTS OF:
Paid-in capital	$98,196,663
Total accumulated losses	(6,074,794)
Total net assets	$92,121,869

Net assets	$92,121,869
Shares issued and outstanding(a)	1,550,000
Net asset value per share	$59.43

COST:
Investments, at cost	$80,533,193

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	3

Statement of Operations	American Customer Satisfaction ETF

For the Six-Months Ended March 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$709,767
Interest income	3,762
Total investment income	713,529

EXPENSES:
Investment advisory fee (Note 4)	307,438
Total expenses	307,438
NET INVESTMENT INCOME	406,091

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) from:
Investments	6,423,674
Net realized gain (loss)	6,423,674
Net change in unrealized appreciation
(depreciation) on:
Investments	(5,072,852)
Net change in unrealized appreciation
(depreciation)	(5,072,852)
Net realized and unrealized gain (loss)	1,350,822
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$1,756,913

The accompanying notes are an integral part of these financial statements.	4

Statements of Changes in Net Assets	American Customer Satisfaction ETF

	Six-Months ended	Year ended
	March 31, 2025	September 30,
	(Unaudited)	2024
OPERATIONS:
Net investment income (loss)	$406,091	$774,360
Net realized gain (loss)	6,423,674	3,157,917
Net change in unrealized appreciation (depreciation)	(5,072,852)	19,056,036
Net increase (decrease) in net assets from operations	1,756,913	22,988,313

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(654,813)	(778,453)
Total distributions to shareholders	(654,813)	(778,453)

CAPITAL TRANSACTIONS:
Subscriptions	24,001,845	22,592,578
Redemptions	(23,976,155)	(22,436,268)
Net increase (decrease) in net assets from capital transactions	25,690	156,310

NET INCREASE (DECREASE) IN NET ASSETS	1,127,790	22,366,170

NET ASSETS:
Beginning of the period	90,994,079	68,627,909
End of the period	$92,121,869	$90,994,079

SHARES TRANSACTIONS
Subscriptions	400,000	425,000
Redemptions	(400,000)	(425,000)
Total increase (decrease) in shares outstanding	–	–

The accompanying notes are an integral part of these financial statements.	5

Financial Highlights	American Customer Satisfaction ETF

For a share outstanding throughout the periods presented

	Six-Months ended	Year ended September 30,
	March 31, 2025
	(Unaudited)	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$58.71	$44.28	$41.17	$48.94	$37.40	$34.12

INVESTMENT OPERATIONS:
Net investment income(a)	0.26	0.50	0.39	0.27	0.20	0.47
Net realized and unrealized gain (loss) on investments(b)	0.88	14.43	3.06	(7.87)	11.69	3.39
Total from investment operations	1.14	14.93	3.45	(7.60)	11.89	3.86

LESS DISTRIBUTIONS FROM:
Net investment income	(0.42)	(0.50)	(0.34)	(0.17)	(0.35)	(0.58)
Total distributions	(0.42)	(0.50)	(0.34)	(0.17)	(0.35)	(0.58)
Net asset value, end of period	$59.43	$58.71	$44.28	$41.17	$48.94	$37.40

TOTAL RETURN(c)	1.92%	33.92%	8.40%	-15.61%	31.91%	11.44%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$92,122	$90,994	$68,628	$63,819	$78,303	$58,912
Ratio of expenses to average net assets(d)	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(d)	0.86%	0.97%	0.87%	0.57%	0.42%	1.37%
Portfolio turnover rate(c)(e)	27%	60%	54%	54%	50%	67%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	6

Notes to the Financial Statements	American Customer Satisfaction ETF

March 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

The American Customer Satisfaction ETF (the “Fund”) is a diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on October 31, 2016.

The investment objective of the Fund is to seek to track the performance, before fees and expenses, of the American Customer Satisfaction Investable Index (the “Index”).

The Trust acquired the American Customer Satisfaction ETF (the "Predecessor Fund"), a series of ETF Series Solutions, in a tax free reorganization on May 24, 2021. As a series of the Trust, the Fund is a continuation of the Predecessor Fund. The Predecessor Fund was deemed to be the accounting survivor of the reorganization for financial reporting purposes and as a result, the financial statements of the Fund reflect the operations of the Predecessor Fund for the period prior to May 24, 2021.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Notes to the Financial Statements	American Customer Satisfaction ETF

March 31, 2025 (Unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$91,838,433	$–	$–	$91,838,433
Money Market Funds	229,453	–	–	229,453
Total Investments	$92,067,886	$–	$–	$92,067,886

Refer to the Schedule of Investments for further disaggregation of investment categories.

B.	Federal Income Taxes. The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of March 31, 2025, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Notes to the Financial Statements	American Customer Satisfaction ETF

March 31, 2025 (Unaudited)

D.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the Cboe BZX Exchange, Inc. (the “Exchange”) is closed for trading.

G.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stock, in which the Fund primarily invests, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers.

ETF Risks.

•	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

•	Trading. Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can

Notes to the Financial Statements	American Customer Satisfaction ETF

March 31, 2025 (Unaudited)

be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Other Investment Companies Risk. The Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. The Fund will incur higher and duplicative expenses when it invests in ETFs and other investment companies. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described above.

Models and Data Risk. The composition of the Index is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to securities being included in or excluded from the Index that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to reflect the errors, too.

Passive Investment Risk. The Fund is not actively-managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

•	Consumer Discretionary Sector Risk. The Fund may invest significantly in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability. As of March 31, 2025, 26.2% of the Fund’s net assets were invested in the consumer discretionary sector.

•	Communication Services Sector Risk. The Fund may invest significantly in companies in the communications services sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communications sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses. As of March 31, 2025, 30.3% of the Fund’s net assets were invested in the communication services sector.

Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Notes to the Financial Statements	American Customer Satisfaction ETF

March 31, 2025 (Unaudited)

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.65%. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the six-months ended March 31, 2025 are disclosed in the Statement of Operations.

The Adviser has entered into an agreement with CSat Investment Advisory, L.P. (“CSat”), under which CSat assumes the obligation of the Adviser to pay all expenses of the Fund, except Excluded Expenses (such expenses of the Fund, except Excluded Expenses, the “Unitary Expenses”). Although CSat has agreed to be responsible for the Unitary Expenses, the Adviser retains the ultimate obligation to the Fund to pay such expenses. CSat will also provide marketing support for the Fund, including hosting the Fund’s website and preparing marketing materials related to the Fund. For these services and payments, CSat will receive all of the profits, if any, generated by the Fund’s Investment Advisory Fee, less a contractual fee retained by the Adviser. CSat does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund's investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker ("CODM"). The Adviser is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

Notes to the Financial Statements	American Customer Satisfaction ETF

March 31, 2025 (Unaudited)

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the six-months ended March 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $25,590,546 and $26,934,042, respectively.

For the six-months ended March 31, 2025, there were no purchases or sales of long-term U.S. government securities.

For the six-months ended March 31, 2025, in-kind transactions associated with creations and redemptions for the Fund were $23,882,946 and $22,948,614, respectively.

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six-months ended March 31, 2025 (estimated) and prior fiscal year ended September 30, 2024, were as follows:

Distributions paid from:	March 31, 2025	September 30, 2024
Ordinary Income	$654,813	$778,453

As of the prior fiscal year ended September 30, 2024, the accumulated losses on a tax basis were as follows:

Investments, at cost (a)	$75,563,156
Gross tax unrealized appreciation	17,339,864
Gross tax unrealized depreciation	(1,907,005)
Net tax unrealized appreciation (depreciation)	15,432,859
Undistributed ordinary income (loss)	478,560
Undistributed long-term capital gain (loss)	—
Total undistributed earnings	478,560
Other accumulated gain (loss)	(23,088,313)
Total accumulated losses	$(7,176,894)

(a)	The differences between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund's next taxable year. As of the prior fiscal year ended September 30, 2024, the Fund had not elected to defer any post-October or late-year losses. As of the prior fiscal year ended September 30, 2024, the Fund had short-term capital loss carryovers of $12,749,880 and long-term capital loss carryovers of $10,338,433, which do not expire.

NOTE 8 - SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are

Notes to the Financial Statements	American Customer Satisfaction ETF

March 31, 2025 (Unaudited)

issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	June 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	June 7, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	June 6, 2025

* Print the name and title of each signing officer under his or her signature.